Investment in Associates and Joint Ventures (Narrative) (Details) $ / shares in Units, $ in Millions				3 Months Ended			12 Months Ended
	May 04, 2023 CAD ($)	May 04, 2023 USD ($)	Jul. 01, 2021 USD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Jan. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares
Disclosure Of Investments In Associates And Joint Ventures [Table]
Investment in Schwab				$ 9,548,000,000			$ 8,907,000,000
Share of net income from investment in Schwab				141,000,000		$ 285,000,000
2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Allowable maximum annual adjustment to sweep deposits				32,000,000	$ 23
Options exercised to buy fixed rate obligations				$ 700,000,000				$ 500
Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Equity investment percentage				12.30%	12.30%		12.40%
Fair value of outstanding shares				$ 19,000,000,000			$ 16,000,000,000	$ 14,000	$ 12,000
Closing price of shares | $ / shares								$ 62.92	$ 52.04
Percentage of voting common shares				9.80%	9.80%
Investment in Schwab				$ 9,500,000,000			8,900,000,000
Share of net income from investment in Schwab				$ 141			$ 285,000,000
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Allowable maximum annual adjustment to sweep deposits			$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Allowable maximum annual adjustment to sweep deposits	$ 6,800,000,000	$ 5,000
Bottom of range [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Allowable maximum annual adjustment to sweep deposits		$ 60,000
Bottom of range [member] | Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [Member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Allowable maximum annual adjustment to sweep deposits			$ 50,000
Major business combination [member] | Top of range [member] | Charles Schwab Corporation [member]
Disclosure Of Investments In Associates And Joint Ventures [Table]
Percentage of voting common shares				9.90%	9.90%